Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent events

14. Subsequent events.

Board Resignations

On July 7, 2022, and July 8, 2022, Dr. Daniela Bellomo and Dr. Luca Guidotti, respectively, resigned from the Board. Dr. Bellomo’s and Dr. Guidotti’s resignations did not result from any disagreements with management or the Board.

Stock Option Grant

Nonqualified stock options on 392,740 shares were granted on July 21, 2022, to certain employees and directors of the Company. For these July 21, 2022, grants, the Company adopted a 30-day value weighted average pricing (“VWAP”) adjusted by Black Scholes method of stock option pricing, rounded to the nearest penny, to determine the exercise price of the options. The cost or expense of the stock option(s) to the Company is also based on the Black Scholes method.

OSR Letter Agreement

On September 29, 2022, the Company entered into a letter agreement with OSR to extend each of the alternative indication notice period (as defined by the Amendment 4 to the License Agreement) and the competing product period (as defined in the Amendment 3 to the License Agreement) to December 23, 2022.